Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 01, 2016
International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds International Equity Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the MSCI EAFE® Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Index Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the period from the Fund’s commencement of operations, June 1, 2015, to December 31, 2015, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Under normal market conditions, the Fund will invest substantially all (at least 80%) of its total assets in equity securities (primarily common stocks) included in the MSCI EAFE Index, in weightings that approximate the relative composition of the securities contained in the MSCI EAFE Index.
  The Fund may invest to a lesser extent in derivative instruments, including exchange listed options, futures, forwards and swap agreements, that are based on:
  The MSCI EAFE Index;
  Companies included in the MSCI EAFE Index; or
  Stock indices comparable to the MSCI EAFE Index.
  The MSCI EAFE Index is as an equity index which captures large- and mid-cap representation across developed market countries around the world, excluding the United States and Canada. The MSCI EAFE Index covers approximately 85% of the free float-adjusted market capitalization in each country. As of March 31, 2016, the MSCI EAFE Index consisted of 928 constituents, representing the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
  The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the MSCI EAFE Index using computer programs and statistical procedures. As a result, the Sub-Adviser(s) does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial and market analysis. Rather, the Sub-Adviser(s) buys and sells securities in response to changes in the MSCI EAFE Index. Because the Fund has fees and transaction expenses (while the MSCI EAFE Index has none), returns are likely to be below those of the MSCI EAFE Index.
  Because the proportion of assets allocated to each country will approximate the relative country weights in the MSCI EAFE Index, more than 25% of the Fund’s assets may be invested in a single country (such as the United Kingdom and Japan). This may make the Fund’s performance more dependent upon the performance of a single country than if the Fund allocated its assets among issuers in a larger number of countries.
  The correlation between the Fund’s performance and the MSCI EAFE Index is expected to be greater than 98%. However, it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund’s portfolio because of social investment policies and restrictions (100% would indicate a perfect correlation). See Section entitled “Additional Information Regarding the Funds” for more information on the Fund’s social investing restrictions.
  Common stocks of foreign companies are predominantly traded on foreign stock exchanges in foreign currencies. Accordingly, the Sub-Adviser(s) may make currency investment decisions independent of underlying stock selections.
  The Fund may invest to a lesser extent in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and other similar instruments, each of which represents ownership of underlying foreign securities in currencies other than that of the country of incorporation.
  The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the Fund's Board of Trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  There is no guarantee that the international stock markets or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
  The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term fluctuations in value.
  Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. To the extent the Fund concentrates its investments in a particular country, region or group of regions, the Fund may be more volatile than a more geographically diversified fund.
  The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs and GDRs (collectively, “Depositary Receipts”). U.S. depositary banks issue these stocks. Each Depositary Receipt represents one or more shares of foreign stock or a fraction of a share. The price of a Depositary Receipt corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the Depositary Receipt to foreign company shares. Therefore, these securities are purchased on a U.S. exchange, but the risks inherently associated with foreign investing still apply to Depositary Receipts.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Fund.
  Derivatives, including futures, options, forwards and swaps, are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  The Fund's return may not match the return of the MSCI EAFE Index for a number of reasons, including operating and brokerage expenses incurred by the Fund, reserves of cash held by the Fund to meet redemptions, and/or lack of precise correlation with the MSCI EAFE Index.
  There is a risk that the Fund, which is passively managed, may not perform as well as funds with more traditional methods of investment management, such as selecting securities based on economic, financial and market analysis, because the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the MSCI EAFE Index.
  The Fund's social investment policies and restrictions may cause the Fund to lose the ability to invest in certain investment opportunities in which the MSCI EAFE Index invests, which may cause the Fund to have lower performance than the Index and contribute to a lower correlation between the performance of the Fund and the Index.
  The Fund must pay various expenses, and therefore its returns may differ from the MSCI EAFE Index's total return, which does not reflect any expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-GS-FUNDS (1-888-473-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
International Equity Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.18%
Other expenses	rr_OtherExpensesOverAssets	0.48%
Total annual operating expenses	rr_ExpensesOverAssets	0.66%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total annual operating expenses	rr_NetExpensesOverAssets	0.57%	[2]
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	359
10 Years	rr_ExpenseExampleYear10	$ 814

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.57% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2017. The Adviser and/or its affiliates have agreed to waive shareholder service fees attributable to the Fund's investment of cash balances in the Money Market Fund through April 30, 2017. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.
[2]	(after fee waiver & expense reimbursement)